Reverse Recapitalization - Summary of Common Stock Outstanding Following The Consummation Of The Business Combination (Details) - shares	Jan. 31, 2022	Jan. 31, 2021
LGL Systems Acquisition Corp [Member]
Business Acquisition [Line Items]
Shares outstanding (in Shares)	17,055
IronNet Class A Common Stocks [Member]
Business Acquisition [Line Items]
Shares outstanding (in Shares)	67,502
Issuance of Common Stock [Member]
Business Acquisition [Line Items]
Shares outstanding (in Shares)	29
LGL Class A Common Stocks [Member]
Business Acquisition [Line Items]
Shares outstanding (in Shares)	17,250
Redemption of LGL Class A [Member]
Business Acquisition [Line Items]
Shares outstanding (in Shares)	15,929
Common Class A [Member]
Business Acquisition [Line Items]
Shares outstanding (in Shares)	88,876	66,934
Common Class A [Member] | LGL Systems Acquisition Corp [Member]
Business Acquisition [Line Items]
Shares outstanding (in Shares)	1,321
LGL Founders Shares [Member]
Business Acquisition [Line Items]
Shares outstanding (in Shares)	3,234
PIPE Shares [Member]
Business Acquisition [Line Items]
Shares outstanding (in Shares)	12,500
Earnout Shares [Member]
Business Acquisition [Line Items]
Shares outstanding (in Shares)	1,078
Private Warrants (Exercised) [Member]
Business Acquisition [Line Items]
Shares outstanding (in Shares)	3,188
Public Warrants (Exercised) [Member]
Business Acquisition [Line Items]
Shares outstanding (in Shares)	29
Exercise of ISOs
Business Acquisition [Line Items]
Shares outstanding (in Shares)	158
Payments on Subscription Notes Receivable [Member]
Business Acquisition [Line Items]
Shares outstanding (in Shares)	55
Shares Repurchase Related to Loan Pay Off [Member]
Business Acquisition [Line Items]
Shares outstanding (in Shares)	108
Common Stock
Business Acquisition [Line Items]
Shares outstanding (in Shares)	88,876